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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07242
                                   ---------------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  525 Bigham Knoll, Suite 100           Jacksonville, Oregon          97530
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                                 Erich M. Patten

Cutler Investment Counsel, LLC    525 Bigham Knoll    Jacksonville, Oregon 97530
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000
                                                    ----------------------------

Date of fiscal year end:        June 30, 2009
                           --------------------------

Date of reporting period:       March 31, 2009
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 98.9%                                    VALUE
--------------------------------------------------------------------------------

             AEROSPACE & DEFENSE -- 5.5%
    18,000   Honeywell International, Inc.                         $    501,480
    19,800   United Technologies Corp.                                  851,004
                                                                   ------------
                                                                      1,352,484
                                                                   ------------
             BEVERAGES -- 4.1%
    19,430   PepsiCo, Inc.                                            1,000,256
                                                                   ------------

             CHEMICALS -- 3.1%
    33,470   E.I. du Pont de Nemours & Co.                              747,385
                                                                   ------------

             COMMERCIAL BANKS -- 2.0%
    35,100   Wells Fargo & Co.                                          499,824
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 5.0%
    12,500   International Business Machines Corp.                    1,211,125
                                                                   ------------

             CONSTRUCTION MATERIALS -- 3.2%
    17,820   Vulcan Materials Co.                                       789,248
                                                                   ------------

             CONSUMER FINANCE -- 1.8%
    32,465   American Express Co.                                       442,498
                                                                   ------------

             DIVERSIFIED FINANCIAL SERVICES -- 2.9%
    26,500   JPMorgan Chase & Co.                                       704,370
                                                                   ------------

             DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.5%
    32,770   AT&T, Inc.                                                 825,804
    25,450   Verizon Communications, Inc.                               768,590
                                                                   ------------
                                                                      1,594,394
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 2.5%
    21,800   Emerson Electric Co.                                       623,044
                                                                   ------------

             ENERGY EQUIPMENT & SERVICES -- 2.6%
    40,570   Halliburton Co.                                            627,618
                                                                   ------------

             FOOD & STAPLES RETAILING -- 3.4%
    36,520   Sysco Corp.                                                832,656
                                                                   ------------

             FOOD PRODUCTS -- 4.0%
    34,960   Archer-Daniels-Midland Co.                                 971,189
                                                                   ------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 98.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             GAS UTILITIES -- 3.3%
    26,290   National Fuel Gas Co.                                 $    806,314
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
    11,120   Becton, Dickinson & Co.                                    747,709
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 3.4%
    18,190   Kimberly-Clark Corp.                                       838,741
                                                                   ------------

             MACHINERY -- 2.2%
    18,890   Caterpillar, Inc.                                          528,164
                                                                   ------------

             MEDIA -- 2.1%
    22,060   McGraw-Hill Cos., Inc. (The)                               504,512
                                                                   ------------

             METALS & MINING -- 3.2%
    20,325   Nucor Corp.                                                775,805
                                                                   ------------

             MULTI-LINE RETAIL -- 2.1%
    30,530   Nordstrom, Inc.                                            511,377
                                                                   ------------

             MULTI-UTILITIES -- 4.5%
    28,000   Consolidated Edison, Inc.                                1,109,080
                                                                   ------------

             OIL, GAS & CONSUMABLE FUELS -- 11.5%
    16,540   Chevron Corp.                                            1,112,150
    16,180   ConocoPhillips                                             633,609
    15,565   Exxon Mobil Corp.                                        1,059,976
                                                                   ------------
                                                                      2,805,735
                                                                   ------------
             PHARMACEUTICALS -- 5.7%
    22,500   Bristol-Myers Squibb Co.                                   493,200
    17,200   Johnson & Johnson                                          904,720
                                                                   ------------
                                                                      1,397,920
                                                                   ------------
             ROAD & RAIL -- 2.4%
    14,000   Union Pacific Corp.                                        575,540
                                                                   ------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.0%
    44,530   Intel Corp.                                                670,177
    48,450   Texas Instruments, Inc.                                    799,910
                                                                   ------------
                                                                      1,470,087
                                                                   ------------
             SPECIALTY RETAIL -- 2.8%
    29,280   Home Depot, Inc. (The)                                     689,837
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $27,538,522)                $ 24,156,912
                                                                   ------------

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   MONEY MARKET FUNDS -- 0.7%                                VALUE
--------------------------------------------------------------------------------

   169,896   Fidelity Institutional Money Market Portfolio -
                Select Class, 0.93% (a) (Cost $169,896)            $    169,896
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 99.6%
                (Cost $27,708,418)                                 $ 24,326,808

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%               98,823
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 24,425,631
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to schedule of investments.

CUTLER EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The Cutler Equity Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, all of the inputs used to value the Fund's investments were Level 1.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2009:

      Cost of portfolio investments                          $ 27,745,487
                                                             ============

      Gross unrealized appreciation                          $  1,778,217
      Gross unrealized depreciation                            (5,196,896)
                                                             ------------

      Net unrealized depreciation                            $ (3,418,679)
                                                             ============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Erich M. Patten
                              --------------------------------------------------
                                    Erich M. Patten, President

Date          May 4, 2009
        --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Erich M. Patten
                              --------------------------------------------------
                                    Erich M. Patten, President

Date          May 4, 2009
        --------------------------

By (Signature and Title)*           /s/ Matthew C. Patten
                              --------------------------------------------------
                                    Matthew C. Patten, Treasurer

Date          May 4, 2009
        --------------------------

* Print the name and title of each signing officer under his or her signature.